NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	Apr. 30, 2015	Apr. 30, 2014
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	$ 30,519	$ 22,638
IRET - 71 France, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	8,630	0
IRET-Cypress Court Apartments, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	1,089	1,127
IRET-RED 20, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	3,072	3,277
IRET-Williston Garden Apartments, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	3,090	2,804
IRET-Jamestown Medical Building, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	0	1,219
IRET-WRH 1, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	6,138	5,672
Mendota Properties LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	7,294	7,333
WRH Holding, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	$ 1,206	$ 1,206